Consolidated Statements of Cash Flows - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit before income tax	$ 39,363,606	$ 11,185,902	$ 7,598,850
Adjustments for:
Depreciation	35,801,230	38,533,775	46,851,487
Amortization	628,606	1,159,465	894,362
Interest expense	2,867,861	2,707,887	2,591,023
Interest income	(612,210)	(494,542)	(672,638)
Dividend income	(248,514)	(107,141)	(112,661)
Share of profit of equity-accounted investees	(239,006)	(100,778)	(449,452)
Gains on disposals of property, plant and equipment, net	(330,814)	(24,278)	(585,196)
Losses (gains) on disposals of investments and financial assets, net	(42,788)	333,858	10,618
Write-downs of inventories	3,756,726	3,673,213	5,661,266
Impairment losses on assets	1,046,668	34,733	7,026,226
Losses on purchase of convertible bonds payable	0	0	87,984
Effect of exchange rates on purchase and redemption of convertible bonds payable	0	0	576,167
Changes in fair values of financial instruments	(795,098)	491,860	240,002
Unrealized foreign currency exchange losses (gains)	776,962	(1,386,370)	107,556
Others	(126,760)	(37,295)	10,671
Subtotal of income and expense items not affecting cash flows	42,482,863	44,784,387	62,237,415
Change in operating assets and liabilities:
accounts receivable	4,643,577	(13,023,581)	22,073,800
receivables from related parties	659,522	(47,075)	1,150,032
inventories	(1,149,146)	112,708	(1,498,601)
other current assets	1,572,360	7,312,751	(7,567,250)
accounts payable	(2,489,088)	(601,488)	(10,266,543)
payables to related parties	(1,164,514)	(504,779)	(2,165,658)
net defined benefit liability	(103,668)	(57,382)	(86,866)
provisions	(911,810)	(3,125,053)	(4,012,891)
other current liabilities	3,974,959	(4,454,647)	(2,967,282)
Subtotal of net changes in operating assets and liabilities	5,032,192	(14,388,546)	(5,341,259)
Cash generated from operations	86,878,661	41,581,743	64,495,006
Cash received from interest income	628,223	501,076	595,475
Cash received from dividend income	421,550	311,492	380,589
Cash paid for interest	(2,551,944)	(2,105,285)	(2,474,887)
Cash paid for income taxes	(1,013,159)	(3,593,180)	(992,795)
Net cash provided by operating activities	84,363,331	36,695,846	62,003,388
Cash flows from investing activities:
Acquisitions of available-for-sale financial assets	(201,434)	(66,948)	(33,593)
Proceeds from disposals of available-for-sale financial assets	0	9,917	99,517
Proceeds from return of capital by available-for-sale financial assets	32,000	0	1,497
Acquisitions of equity-accounted investees	(397,000)	(240,500)	(51,700)
Proceeds from disposals of equity-accounted investees	56	3,522,610	0
Acquisitions of property, plant and equipment	(43,881,660)	(46,220,129)	(33,440,160)
Proceeds from disposals of property, plant and equipment	1,149,649	789,682	1,762,401
Decrease (increase) in refundable deposits	(404,233)	(16,955)	3,341
Increase in intangible assets	(196,781)	(187,020)	(303,282)
Decrease (increase) in other financial assets	(44,469)	(37,246)	227,320
Net cash inflows resulting from disposals of subsidiaries	276,393	179,262	0
Net cash used in investing activities	(43,667,479)	(42,267,327)	(31,734,659)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	2,903,927	(1,065,842)	1,212,392
Purchase of convertible bonds payable	0	0	(14,799,715)
Redemption of convertible bonds payable	0	0	(563,999)
Proceeds from long-term borrowings	34,872,615	61,799,594	30,633,963
Repayments of long-term borrowings	(47,443,813)	(45,650,997)	(50,849,749)
Increase (decrease) in guarantee deposits received	(34,654)	(30,944)	156,994
Cash dividends	(5,389,577)	(3,368,486)	(4,812,123)
Net change of non-controlling interests and others	1,681,150	(962,106)	4,745,245
Net cash provided by (used in) financing activities	(13,410,352)	10,721,219	(34,276,992)
Effect of exchange rate change on cash and cash equivalents	(2,456,132)	(3,839,190)	923,630
Net increase (decrease) in cash and cash equivalents	24,829,368	1,310,548	(3,084,633)
Cash and cash equivalents at January 1	80,191,248	78,880,700	81,965,333
Cash and cash equivalents at December 31	$ 105,020,616	$ 80,191,248	$ 78,880,700